Consolidated Statements of Financial Position - CAD ($)	Jan. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Current assets
Cash	$ 7,314	$ 26,104	$ 192,916
Amounts receivable	5,932	27,660	3,459
Prepaid expenses	260,424	267,444	10,667
Total current assets	273,670	321,208	207,042
Investments	2	2	2
Intellectual property	311,102	320,474	339,215
Total Assets	584,774	641,684	546,259
Current liabilities
Accounts payable and accrued liabilities	4,424,706	4,562,856	996,172
Short term loans	333,258	306,878
Unsecured convertible loan	160,881		396,224
Total current liabilities	4,918,845	4,869,734	1,392,396
Long term liabilities
Government grants	191,294	191,572
Total long term liabilities	191,294	191,572	1,392,396
Shareholders' equity
Share capital	15,506,234	15,065,961	13,651,217
Share-based payment reserve	633,601	739,193	877,089
Warrant reserve	2,325,940	2,271,910	2,870,442
Accumulated other comprehensive profit (loss)	37,029	(170,374)	(124,295)
Deficit	(23,028,169)	(22,326,312)	(18,120,590)
Total shareholders' deficit	(4,525,365)	(4,419,622)	(846,137)
Total liabilities and shareholders' deficit	$ 584,774	$ 641,684	$ 546,259